Note 1 - General Information	12 Months Ended
Dec. 31, 2018
General Information Abstract
General Information

1. General information

BBVA Banco Francés S.A. (hereinafter, indistinctly, “BBVA Francés” or the “Bank”) is a corporation (“sociedad anónima”) incorporated under the laws of Argentina, operating as a universal bank with a network of 252 national branches.

Since December 1996, BBVA Francés is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owns 66.55% of the share capital of the Bank as of December 31, 2018.

These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 43.

Part of the Bank's share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.

The ordinary and extraordinary shareholders’ meeting held on April 24, 2019 modified BBVA Francés’ by-laws to change the Bank’s legal name to BBVA Argentina S.A. and make certain modifications regarding public offerings in conformity with Articles 62 bis and 63 of Law 26,831. Such amendments are pending registration with the Public Registry of Commerce (“IGJ”).